Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Class A [Member]	Common Class B [Member]	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital from Treasury Stock Transactions [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive (Loss) Income, Net of Tax [Member]	Total Shareholders' Equity [Member]	Nonredeemable Noncontrolling Interest in Subsidiary [Member]	Redeemable Noncontrolling Interests in Subsidiaries Temporary Equity [Member]
Balance at Dec. 31, 2008	$ 423,791				$ 198,630	$ 0	$ 1,028,928	$ (804,481)	$ 297	$ 423,374	$ 417	$ 779
Shares, Outstanding at Dec. 31, 2008		9,000	102,262,744	27,242,712
Net Income	206,765	0	0	0	0	0	197,292	0	0	197,292	9,473	1,775
Other comprehensive income, net of tax:
Unrealized gain (loss) on securities available for sale, net of reclassification adjustment	602	0	0	0	0	0	(132)	0	734	602	0	0
Foreign currency translation gain (loss)	483	0	0	0	0	0	0	0	483	483	0	50
Comprehensive income	207,850									198,377	9,473
Subscriptions - redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	11,940
Deconsolidation	0	0	0	0	0	0	0	0	0	0	0	(423)
Stock award activity	19,725				17,772	(149)	(20,652)	22,754	0	19,725	0	0
Stock award activity, shares		0	1,155,136	(1,155,136)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(107,512)	0	0	0	0	0	(98,230)	0	0	(98,230)	(9,282)	(208)
Stock option activity	5,063				607	149	(2,133)	6,440	0	5,063	0	0
Stock option activity, shares		0	345,275	(345,275)
Purchase of treasury stock	(20,102)				0	0	0	(20,102)	0	(20,102)	0	0
Purchase of treasury stock, shares		0	(828,918)	828,918
Balance at Dec. 31, 2009	528,815				217,009	0	1,105,073	(795,389)	1,514	528,207	608	13,913
Shares, Outstanding at Dec. 31, 2009		9,000	102,934,237	26,571,219
Net Income	187,937	0	0	0	0	0	179,114	0	0	179,114	8,823	1,226
Other comprehensive income, net of tax:
Unrealized gain (loss) on securities available for sale, net of reclassification adjustment	2,882	0	0	0	0	0	42	0	2,840	2,882	0	0
Unrealized gain (loss) on hedging instruments, net of reclassification adjustment	(7,627)	0	0	0	0	0	0	0	(7,627)	(7,627)	0	0
Foreign currency translation gain (loss)	(422)	0	0	0	0	0	0	0	(422)	(422)	0	(48)
Comprehensive income	182,770									173,947	8,823
Subscriptions - redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	10,074
Deconsolidation	0	0	0	0	0	0	0	0	0	0	0	(21,334)
Stock award activity	21,905				20,118	0	(19,096)	20,883	0	21,905	0	0
Stock award activity, shares		0	903,379	(903,379)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(237,142)	0	0	0	0	0	(228,084)	0	0	(228,084)	(9,058)	(2,288)
Stock option activity	10,073				270	135	(478)	10,146	0	10,073	0	0
Stock option activity, shares		0	486,150	(486,150)
Purchase of treasury stock	(14,249)				0	0	0	(14,249)	0	(14,249)	0	0
Purchase of treasury stock, shares		0	(659,675)	659,675
Balance at Dec. 31, 2010	492,172				237,397	135	1,036,571	(778,609)	(3,695)	491,799	373	1,543
Shares, Outstanding at Dec. 31, 2010		9,000	103,664,091	25,841,365
Net Income	154,967	0	0	0	0	0	150,906	0	0	150,906	4,061	116
Other comprehensive income, net of tax:
Unrealized gain (loss) on securities available for sale, net of reclassification adjustment	(2,942)	0	0	0	0	0	(3)	0	(2,939)	(2,942)	0	0
Unrealized gain (loss) on hedging instruments, net of reclassification adjustment	(1,639)	0	0	0	0	0	0	0	(1,639)	(1,639)	0	0
Foreign currency translation gain (loss)	(339)	0	0	0	0	0	0	0	(339)	(339)	0	(28)
Comprehensive income	150,047									145,986	4,061
Subscriptions - redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	6,511
Deconsolidation	0	0	0	0	0	0	0	0	0	0	0	(7,626)
Stock award activity	21,050				19,770	(797)	(17,640)	19,717	0	21,050	0	0
Stock award activity, shares		0	1,016,376	(1,016,376)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(103,637)	0	0	0	0	0	(99,921)	0	0	(99,921)	(3,716)	(10)
Stock option activity	11,102				(4,028)	662	0	14,468	0	11,102	0	0
Stock option activity, shares		0	603,418	(603,418)
Purchase of treasury stock	(28,057)				0	0	0	(28,057)	0	(28,057)	0	0
Purchase of treasury stock, shares	(1,500,000)	0	(1,540,795)	1,540,795
Balance at Dec. 31, 2011	$ 542,677				$ 253,139	$ 0	$ 1,069,913	$ (772,481)	$ (8,612)	$ 541,959	$ 718	$ 506
Shares, Outstanding at Dec. 31, 2011		9,000	103,743,090	25,762,366